UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Eagle Value Partners, LLC

Address:    655 Third Avenue, 11th Floor
            New York, NY  10017

13F File Number: 028-13580

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Charles H. Witmer
Title:      Managing Member
Phone:      (212) 812-3080

Signature, Place and Date of Signing:


/s/ Charles H. Witmer          New York, New York            February 13, 2012
----------------------         ------------------            -----------------
     [Signature]                    [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             1

Form 13F Information Table Entry Total:        15

Form 13F Information Table Value Total:        $59,443
                                               (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name

1.    028-10559               Eagle Capital Partners, L.P.

                                                     FORM 13F INFORMATION TABLE
                                                          December 31, 2011
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6     COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR SH/ PUT/   INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT PRN CALL   DISCRETION      MNGRS  SOLE      SHARED NONE
--------------                --------------    -----      -------   ------- --- ----   ----------      -----  ----      ------ ----
BLACK DIAMOND INC                  COM         09202G101      477     63,846            SHARED-DEFINED  1         63,846
CALPINE CORP                     COM NEW       131347304    5,988    366,700            SHARED-DEFINED  1        366,700
COLLECTIVE BRANDS INC              COM         19421W100    1,249     86,900            SHARED-DEFINED  1         86,900
COMPASS MINERALS INTL INC          COM         20451N101    1,278     18,561            SHARED-DEFINED  1         18,561
DELPHI AUTOMOTIVE PLC              SHS         G27823106    1,249     58,000            SHARED-DEFINED  1         58,000
GENTIUM S P A                 SPONSORED ADR    37250B104      363     59,761            SHARED-DEFINED  1         59,761
GLOBE SPECIALTY METALS INC         COM         37954N206    5,027    375,428            SHARED-DEFINED  1        375,428
INNOPHOS HOLDINGS INC              COM         45774N108    5,705    117,479            SHARED-DEFINED  1        117,479
MACQUARIE INFRASTR CO LLC     MEMBERSHIP INT   55608B105   10,422    372,874            SHARED-DEFINED  1        372,874
PACKAGING CORP AMER                COM         695156109    5,624    222,821            SHARED-DEFINED  1        222,821
ROCK-TENN CO                       CL A        772739207    2,766     47,940            SHARED-DEFINED  1         47,940
ROCKWOOD HLDGS INC                 COM         774415103    7,636    193,955            SHARED-DEFINED  1        193,955
SEACOAST BKG CORP FLA              COM         811707306    1,185    779,803            SHARED-DEFINED  1        779,803
SIX FLAGS ENTMT CORP NEW           COM         83001A102    9,118    221,088            SHARED-DEFINED  1        221,088
SPANSION INC                   COM CL A NEW    84649R200    1,356    163,800            SHARED-DEFINED  1        163,800

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